SUBSIDIARIES - Schedule Of Cash Flow With Material Non-Controlling Interests (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Cash flows from (used in):
Cash flows from (used in) operating activities	$ 2,011	$ 698	$ 3,705	$ 1,016
Cash flows from (used in) financing activities	5,117	7,369	11,889	12,578
Cash flows from (used in) investing activities	$ (5,909)	$ (8,329)	$ (17,233)	$ (13,202)